TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 45.2%
40,618	FlexShares Global Upstream Natural Resources Index Fund	$ 1,675,493
82,054	iShares Global REIT ETF	2,190,021
17,730	iShares MSCI Emerging Markets ex China ETF	1,083,480
8,504	iShares MSCI USA Small-Cap Multifactor ETF	564,240
50,573	SPDR Portfolio S&P 400 Mid Cap ETF	2,765,332
13,242	SPDR Portfolio S&P 500 Growth ETF	1,098,291
73,417	SPDR Portfolio S&P 500 Value ETF	3,880,823
48,975	SPDR Portfolio S&P 600 Small Cap ETF	2,228,852
93,784	Vanguard FTSE Developed Markets ETF	4,952,733
34,618	Vanguard FTSE Emerging Markets ETF	1,656,471
9,379	Vanguard S&P 500 ETF	4,949,017
16,967	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	560,420
		27,605,173
	FIXED INCOME - 43.0%
38,841	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,388,257
35,365	SPDR Bloomberg Investment Grade Floating Rate ETF	1,091,010
126,617	SPDR Portfolio Short Term Corporate Bond ETF	3,833,963
65,202	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,656,131
27,177	Vanguard Intermediate-Term Treasury ETF	1,642,034
23,027	Vanguard Mortgage-Backed Securities ETF	1,087,105
133,182	Vanguard Short-Term Inflation-Protected Securities ETF	6,567,205
55,624	Vanguard Short-Term Treasury ETF	3,282,928
10,862	Vanguard Total International Bond ETF(a)	546,141
59,632	Xtrackers USD High Yield Corporate Bond ETF	2,201,613
		26,296,387

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,173,960)	53,901,560

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 11.7%
	COLLATERAL FOR SECURITIES LOANED - 0.2%
128,750	Federated Hermes Government Obligations Fund, Institutional Class, 4.77% (Cost $128,750)(b)			$ 128,750

	MONEY MARKET FUNDS – 11.5%
7,014,829	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $7,014,829)(b)			7,014,829

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,143,579)			7,143,579

	TOTAL INVESTMENTS - 99.9% (Cost $55,317,539)			$ 61,045,139
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			57,193
	NET ASSETS - 100.0%			$ 61,102,332

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
32	CBOT 5 Year US Treasury Note	01/01/2025	$ 3,516,250	$ 6,500
2	CME E-mini Russell 2000 Index Futures	12/23/2024	224,920	4,285
4	CME E-Mini Standard & Poor's 500 Index Future	12/23/2024	1,162,850	24,767
1	CME E-Mini Standard & Poor's MidCap 400 Index	12/23/2024	314,860	8,290
5	ICE US mini MSCI EAFE Index Futures	12/23/2024	621,950	12,390
8	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	469,080	29,905
	TOTAL FUTURES CONTRACTS			$ 86,137

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $2,934,598 at September 30, 2024. The loaned securities were secured with cash collateral of $128,750 and non-cash collateral of $2,865,911. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 76.6%
156,623	FlexShares Global Upstream Natural Resources Index Fund	$ 6,460,699
237,325	iShares Global REIT ETF	6,334,204
102,539	iShares MSCI Emerging Markets ex China ETF	6,266,158
48,363	iShares MSCI USA Small-Cap Multifactor ETF	3,208,885
322,156	SPDR Portfolio S&P 400 Mid Cap ETF	17,615,490
95,750	SPDR Portfolio S&P 500 Growth ETF	7,941,505
151,670	SPDR Portfolio S&P 500 Value ETF	8,017,276
212,487	SPDR Portfolio S&P 600 Small Cap ETF	9,670,283
514,461	Vanguard FTSE Developed Markets ETF	27,168,686
134,782	Vanguard FTSE Emerging Markets ETF	6,449,319
63,293	Vanguard S&P 500 ETF	33,397,818
98,081	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,239,615
		135,769,938
	FIXED INCOME - 11.6%
28,085	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,173,043
125,187	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,179,750
33,562	Vanguard Mortgage-Backed Securities ETF	1,584,462
96,301	Vanguard Short-Term Inflation-Protected Securities ETF	4,748,602
53,627	Vanguard Short-Term Treasury ETF	3,165,066
129,176	Xtrackers USD High Yield Corporate Bond ETF	4,769,178
		20,620,101

	TOTAL EXCHANGE-TRADED FUNDS (Cost $127,566,721)	156,390,039

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.3%
	MONEY MARKET FUNDS - 11.3%
20,009,500	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $20,009,500)(b)	20,009,500

	TOTAL INVESTMENTS - 99.5% (Cost $147,576,221)	$ 176,399,539
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	848,986
	NET ASSETS - 100.0%	$ 177,248,525

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
36	CBOT 5 Year US Treasury Note	01/01/2025	$ 3,955,781	$ 7,312
9	CME E-mini Russell 2000 Index Futures	12/23/2024	1,012,140	1,030
19	CME E-Mini Standard & Poor's 500 Index Future	12/23/2024	5,523,538	18,376
8	CME E-Mini Standard & Poor's MidCap 400 Index	12/23/2024	2,518,880	(1,460)
27	ICE US mini MSCI EAFE Index Futures	12/23/2024	3,358,530	(12,235)
37	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	2,169,495	(14,955)
	TOTAL FUTURES CONTRACTS			$ (1,932)

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $3,131,639 at September 30, 2024. The loaned securities were secured with non-cash collateral of $3,195,260. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 58.7%
95,108	FlexShares Global Upstream Natural Resources Index Fund	$ 3,923,205
144,477	iShares Global REIT ETF	3,856,091
31,212	iShares MSCI Emerging Markets ex China ETF	1,907,365
29,440	iShares MSCI USA Small-Cap Multifactor ETF	1,953,344
142,629	SPDR Portfolio S&P 400 Mid Cap ETF	7,798,954
23,316	SPDR Portfolio S&P 500 Growth ETF	1,933,829
55,457	SPDR Portfolio S&P 500 Value ETF	2,931,457
86,235	SPDR Portfolio S&P 600 Small Cap ETF	3,924,555
239,501	Vanguard FTSE Developed Markets ETF	12,648,048
81,922	Vanguard FTSE Emerging Markets ETF	3,919,968
33,027	Vanguard S&P 500 ETF	17,427,357
29,876	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	986,804
		63,210,977
	FIXED INCOME - 29.5%
42,743	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,829,104
286,639	SPDR Portfolio Short Term Corporate Bond ETF	8,679,428
76,212	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,935,785
15,968	Vanguard Intermediate-Term Treasury ETF	964,787
40,841	Vanguard Mortgage-Backed Securities ETF	1,928,104
117,250	Vanguard Short-Term Inflation-Protected Securities ETF	5,781,598
32,665	Vanguard Short-Term Treasury ETF	1,927,888
19,219	Vanguard Total International Bond ETF	966,331
131,065	Xtrackers USD High Yield Corporate Bond ETF	4,838,920
		31,851,945

	TOTAL EXCHANGE-TRADED FUNDS (Cost $81,653,446)	95,062,922

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 11.4%
	MONEY MARKET FUNDS - 11.4%
12,335,490	Invesco Government & Agency Portfolio, Institutional Class, 4.85% (Cost $12,335,490)(b)			$ 12,335,490

	TOTAL INVESTMENTS - 99.6% (Cost $93,988,936)			$ 107,398,412
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			417,281
	NET ASSETS - 100.0%			$ 107,815,693

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
39	CBOT 5 Year US Treasury Note	01/01/2025	$ 4,285,430	$ 7,930
4	CME E-mini Russell 2000 Index Futures	12/23/2024	449,840	8,572
9	CME E-Mini Standard & Poor's 500 Index Future	12/23/2024	2,616,412	55,732
4	CME E-Mini Standard & Poor's MidCap 400 Index	12/23/2024	1,259,440	33,225
13	ICE US mini MSCI EAFE Index Futures	12/23/2024	1,617,070	32,245
18	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	1,055,430	67,265
	TOTAL FUTURES CONTRACTS			$ 204,269

CBOT	- Chicago Board of Trade
CME	- Chicago Mercantile Exchange
ETF	- Exchange-Traded Fund
ICE	- Intercontinental Exchange
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
S&P	- Standard & Poor's
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $4,819,779 at September 30, 2024. The loaned securities were secured with non-cash collateral of $4,917,696. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot pledge or resell the collateral.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.